Taxes and contributions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 328,173	R$ 494,647
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	272,364	462,642
Withheld Income Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	53,587	29,955
Other Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 2,222	R$ 2,050